                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07515
      ---------------------------------------------------------------------

                    CREDIT SUISSE STRATEGIC VALUE FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                    Credit Suisse Strategic Value Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)


- CREDIT SUISSE
  STRATEGIC VALUE FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT
466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------      -------
COMMON STOCKS (93.9%)
AEROSPACE & DEFENSE (2.6%)
     United Technologies Corp.                          81,100   $    5,012,791
                                                                 --------------
AUTO COMPONENTS (3.3%)
     Johnson Controls, Inc.                             46,000        3,783,040
     Lear Corp.*                                        62,500        2,483,750
                                                                 --------------
                                                                      6,266,790
                                                                 --------------
BANKS (8.8%)
     Bank of America Corp.                              29,300        2,169,665
     Banknorth Group, Inc.                             142,400        3,400,512
     Charter One Financial, Inc.                       118,230        3,434,581
     Washington Mutual, Inc.                            75,700        2,990,150
     Wells Fargo & Co.                                  97,000        4,681,220
                                                                 --------------
                                                                     16,676,128
                                                                 --------------
BEVERAGES (6.9%)
     Anheuser-Busch Companies, Inc.                    121,400        6,055,432
     Pepsi Bottling Group, Inc.                         78,800        1,618,552
     PepsiCo, Inc.                                     125,220        5,419,522
                                                                 --------------
                                                                     13,093,506
                                                                 --------------
BUILDING PRODUCTS (3.5%)
     American Standard Companies, Inc.*                 94,400        6,720,336
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES (3.0%)
     Avery Dennison Corp.                               33,200        1,759,932
     Cendant Corp.*                                    270,100        3,857,028
                                                                 --------------
                                                                      5,616,960
                                                                 --------------
COMPUTERS & PERIPHERALS (1.5%)
     Hewlett-Packard Co.                               169,120        2,756,656
                                                                 --------------
DIVERSIFIED FINANCIALS (7.5%)
     Citigroup, Inc.                                   130,700        5,129,975
     Freddie Mac                                        78,000        4,516,200
     Lehman Brothers Holdings, Inc.                     74,100        4,666,077
                                                                 --------------
                                                                     14,312,252
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
     BellSouth Corp.                                    66,600        1,697,634
     Verizon Communications, Inc.                      140,700        5,259,366
                                                                 --------------
                                                                      6,957,000
                                                                 --------------
ELECTRICAL EQUIPMENT (1.8%)
     Emerson Electric Co.                               66,900        3,391,830
                                                                 --------------
ENERGY EQUIPMENT & SERVICES (3.3%)
     Cooper Cameron Corp.*                              29,200        1,397,512
     Pride International, Inc.*                        213,600        3,315,072
     Weatherford International, Ltd.*                   38,000        1,528,740
                                                                 --------------
                                                                      6,241,324
                                                                 --------------
FOOD PRODUCTS (1.5%)
     General Mills, Inc.                                64,300        2,900,573
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------      -------
HOUSEHOLD PRODUCTS (1.1%)
     Kimberly-Clark Corp.                               40,600   $    2,020,662
                                                                 --------------
INDUSTRIAL CONGLOMERATES (4.3%)
     3M Co.                                             40,400        5,092,016
     Tyco International, Ltd.                          194,800        3,038,880
                                                                 --------------
                                                                      8,130,896
                                                                 --------------
INSURANCE (6.5%)
     American International Group, Inc.                 44,235        2,563,418
     Hartford Financial Services Group, Inc.            98,500        4,014,860
     Marsh & McLennan Companies, Inc.                   56,000        2,670,080
     St. Paul Companies, Inc.                           93,000        3,193,620
                                                                 --------------
                                                                     12,441,978
                                                                 --------------
IT CONSULTING & SERVICES (1.0%)
     Unisys Corp.*                                     189,000        1,965,600
                                                                 --------------
MACHINERY (7.4%)
     Eaton Corp.                                        46,000        3,775,220
     Harsco Corp.                                       75,000        2,585,250
     Ingersoll-Rand Co.  Class A                        71,200        3,138,496
     ITT Industries, Inc.                               77,900        4,541,570
                                                                 --------------
                                                                     14,040,536
                                                                 --------------
MEDIA (3.1%)
     Gannett Company, Inc.                              46,400        3,513,408
     Viacom, Inc. Class B*                              54,300        2,357,163
                                                                 --------------
                                                                      5,870,571
                                                                 --------------
OIL & GAS (9.0%)
     Burlington Resources, Inc.                         85,200        3,945,612
     ConocoPhillips                                     89,050        4,479,215
     Exxon Mobil Corp.                                 160,400        5,646,080
     Royal Dutch Petroleum Co. NY Shares                74,900        3,061,912
                                                                 --------------
                                                                     17,132,819
                                                                 --------------
PERSONAL PRODUCTS (1.8%)
     Avon Products, Inc.                                57,400        3,338,958
                                                                 --------------
PHARMACEUTICALS (7.6%)
     Abbott Laboratories                                84,900        3,449,487
     Johnson & Johnson                                  72,800        4,103,008
     Pfizer, Inc.                                      131,100        4,031,325
     Wyeth                                              66,100        2,877,333
                                                                 --------------
                                                                     14,461,153
                                                                 --------------
ROAD & RAIL (1.7%)
     Burlington Northern Santa Fe Corp.                116,200        3,272,192
                                                                 --------------
SOFTWARE (2.0%)
     Microsoft Corp.                                   149,400        3,820,158
                                                                 --------------
TOBACCO (1.0%)
     Altria Group, Inc.                                 63,700        1,959,412
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------      -------
TOTAL COMMON STOCKS (COST $ 168,272,815)                         $  178,401,081
                                                                 --------------
PREFERRED STOCK (1.4%)
REAL ESTATE (1.4%)
     Equity Residential Properties (Callable
        09/15/03 @ $25.73)
          (Cost  $2,512,171)                           101,000        2,585,600
                                                                 --------------

                                                         PAR
                                                        (000)
                                                       -------
SHORT-TERM INVESTMENTS (4.7%)
     State Street Bank and Trust Co. Euro Time
        Deposit, 1.188%, 5/01/03
          (Cost  $8,980,000)                           $ 8,980        8,980,000
                                                                 --------------

TOTAL INVESTMENTS AT VALUE (100.0%)
     (COST  $179,764,986)                                           189,966,681

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                            (14,719)
                                                                 --------------

NET ASSETS (100.0%)                                              $  189,951,962
                                                                 ==============

                 See Accompanying Notes to Financial Statements.

    *  Non-income producing security.

CREDIT SUISSE STRATEGIC VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
     Investments at value (Cost $179,764,986) (Note 1)           $  189,966,681
     Cash                                                                   656
     Receivable for fund shares sold                                    246,626
     Dividend and interest receivable                                   234,942
     Prepaid expenses                                                     7,410
                                                                 --------------
       Total Assets                                                 190,456,315
                                                                 --------------

LIABILITIES
     Advisory fee payable (Note 2)                                      114,190
     Administrative services fee payable (Note 2)                        33,562
     Shareholder servicing/Distribution fee payable (Note 2)              9,772
     Payable for fund shares redeemed                                   191,053
     Directors' fees payable                                                388
     Other accrued expenses payable                                     155,388
                                                                 --------------
       Total Liabilities                                                504,353
                                                                 --------------

NET ASSETS
     Capital stock, $0.001 par value (Note 5)                            17,361
     Paid-in capital                                                187,757,584
     Undistributed net investment income                                159,278
     Accumulated net realized loss on investments                    (8,183,956)
     Net unrealized appreciation from investments                    10,201,695
                                                                 --------------
       Net Assets                                                $  189,951,962
                                                                 ==============

COMMON SHARES
     Net assets                                                  $  167,110,163
     Shares outstanding                                              15,268,937
                                                                 --------------
     Net asset value, offering price, and redemption
       price per share                                           $        10.94
                                                                 ==============
ADVISOR SHARES
     Net assets                                                  $   22,243,332
     Shares outstanding                                               2,036,684
                                                                 --------------
     Net asset value, offering price, and redemption
       price per share                                           $        10.92
                                                                 ==============

                 See Accompanying Notes to Financial Statements.

A SHARES
     Net assets                                                      $  382,700
     Shares outstanding                                                  34,994
                                                                     ----------
     Net asset value and redemption price per share                  $    10.94
                                                                     ==========

     Maximum offering price per share (net asset value/(1-5.75%))    $    11.61
                                                                     ==========

B SHARES
     Net assets                                                      $   66,990
     Shares outstanding                                                   6,174
                                                                     ----------
     Net asset value and offering price per share                    $    10.85
                                                                     ==========

C SHARES
     Net assets                                                      $  148,777
     Shares outstanding                                                  13,717
                                                                     ----------
     Net asset value and offering price per share                    $    10.85
                                                                     ==========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (Note 1)
     Dividends                                                     $  1,641,619
     Interest                                                            41,730
     Foreign taxes withheld                                             (12,375)
                                                                   ------------
       Total investment income                                        1,670,974
                                                                   ------------

EXPENSES
     Investment advisory fees (Note 2)                                  709,902
     Administrative services fees (Note 2)                              153,970
     Shareholder servicing/Distribution fees (Note 2)                    59,349
     Transfer agent fees (Note 2)                                       215,222
     Registration fees                                                   78,981
     Printing fees (Note 2)                                              35,897
     Legal fees                                                          27,348
     Audit fees                                                           8,700
     Custodian fees                                                       8,437
     Insurance expense                                                    7,814
     Directors' fees                                                      6,798
     Interest expense                                                     2,914
     Miscellaneous expense                                                2,392
                                                                   ------------
       Total expenses                                                 1,317,724
                                                                   ------------
         Net investment income                                          353,250
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
     Net realized loss from investments                              (6,724,801)
     Net change in unrealized appreciation from investments          13,172,622
                                                                   ------------
     Net realized and unrealized gain from investments                6,447,821
                                                                   ------------
     Net increase in net assets resulting from operations          $  6,801,071
                                                                   ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED              FOR THE YEAR
                                                                                   APRIL 30, 2003             ENDED
                                                                                    (UNAUDITED)         OCTOBER 31, 2002
                                                                                --------------------   -------------------
FROM OPERATIONS
    Net investment income                                                       $            353,250   $           710,851
    Net realized loss from investments                                                    (6,724,801)           (1,192,972)
    Net change in unrealized appreciation (depreciation)  from investments                13,172,622           (30,902,727)
                                                                                --------------------   -------------------
      Net increase (decrease) in net assets resulting from operations                      6,801,071           (31,384,848)
                                                                                --------------------   -------------------
FROM DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income
      Common Class shares                                                                   (193,972)             (744,117)
      Class A shares                                                                               -                  (236)
    Distributions from net realized gains
      Common Class shares                                                                          -            (6,095,193)
      Advisor shares                                                                               -            (1,030,567)
      Class A shares                                                                               -                   (27)
      Class B shares                                                                               -                   (26)
      Class C shares                                                                               -                   (26)
    Return of Capital
      Common Class shares                                                                          -               (68,226)
      Class A shares                                                                               -                   (20)
                                                                                --------------------   -------------------
      Net decrease in net assets resulting from dividends and distributions                 (193,972)           (7,938,438)
                                                                                --------------------   -------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
    Proceeds from sale of shares                                                           8,380,761            32,802,513
    Reinvestment of dividends and distributions                                              188,893             7,817,621
    Net asset value of shares redeemed                                                   (26,480,889)          (55,949,687)
                                                                                --------------------   -------------------
      Net decrease in net assets from capital share transactions                         (17,911,235)          (15,329,553)
                                                                                --------------------   -------------------
    Net decrease in net assets                                                           (11,304,136)          (54,652,839)

NET ASSETS
    Beginning of period                                                                  201,256,098           255,908,937
                                                                                --------------------   -------------------
    End of period                                                               $        189,951,962   $       201,256,098
                                                                                ====================   ===================

UNDISTRIBUTED NET INVESTMENT INCOME                                             $            159,278   $                 -
                                                                                ====================   ===================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX MONTHS
                                                        ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2003            ---------------------------------
                                                     (UNAUDITED)                  2002             2001
                                                  ------------------          -----------      ------------
PER SHARE DATA
  Net asset value, beginning of period            $            10.56          $     12.55      $      15.49
                                                  ------------------          -----------      ------------
INVESTMENT OPERATIONS
  Net investment income                                         0.02(1)              0.04(1)           0.10
  Net gain (loss) on investments
      (both realized and unrealized)                            0.37                (1.63)            (0.86)
                                                  ------------------          -----------      ------------
      Total from investment operations                          0.39                (1.59)            (0.76)
                                                  ------------------          -----------      ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.01)               (0.05)            (0.10)
  Distributions from net realized gains                            -                (0.35)            (2.08)
  Return of capital                                                -                (0.00)(2)             -
                                                  ------------------          -----------      ------------
      Total dividends and distributions                        (0.01)               (0.40)            (2.18)
                                                  ------------------          -----------      ------------
NET ASSET VALUE, END OF PERIOD                    $            10.94          $     10.56      $      12.55
                                                  ==================          ===========      ============
      Total return(3)                                           3.72%              (13.29)%           (5.14)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $          167,110          $   175,121      $    219,223
      Ratio of expenses to average net assets                   1.33%(4),(5)         1.27%(4)          1.13%(4)
      Ratio of net investment income to average
        net assets                                              0.44%(5)             0.36%             0.72%
  Portfolio turnover rate                                         32%                  30%               38%

                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                  ---------------------------------------
                                                      2000           1999         1998
                                                  -----------      ---------   ----------
PER SHARE DATA
  Net asset value, beginning of period            $     18.93      $   16.97   $    18.56
                                                  -----------      ---------   ----------
INVESTMENT OPERATIONS
  Net investment income                                  0.11           0.13         0.14
  Net gain (loss) on investments
      (both realized and unrealized)                     0.70           2.49         1.36
                                                  -----------      ---------   ----------
      Total from investment operations                   0.81           2.62         1.50
                                                  -----------      ---------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.11)         (0.13)       (0.14)
  Distributions from net realized gains                 (4.14)         (0.53)       (2.95)
  Return of capital                                         -              -            -
                                                  -----------      ---------   ----------
      Total dividends and distributions                 (4.25)         (0.66)       (3.09)
                                                  -----------      ---------   ----------
NET ASSET VALUE, END OF PERIOD                    $     15.49      $   18.93   $    16.97
                                                  ===========      =========   ==========
      Total return(3)                                    5.99%         15.77%        9.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $   254,842      $ 602,282   $  703,808
      Ratio of expenses to average net assets            1.16%(4)       1.14%        1.19%
      Ratio of net investment income to average
        net assets                                       0.67%          0.65%        0.83%
  Portfolio turnover rate                                  49%            78%          78%

----------
(1) Per share information is calculated using the average share outstanding method.
(2) Total is less than $0.01 per share.
(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% and .02% for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the Common Class shares' expense ratio for the other periods presented. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.13% and 1.14% for the years ended October 31, 2001 and 2000, respectively. For the six months ended April 30, 2003 and for the year ended October 31, 2002, there were no transfer agent credits.
(5) Annualized.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX MONTHS
                                                         ENDED                FOR THE YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2003           ------------------------------
                                                      (UNAUDITED)                2002           2001
                                                   ------------------          ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period             $            10.55          $   12.55      $   15.49
                                                   ------------------          ---------      ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                                   0.00(1),(2)       (0.02)(1)       0.03
  Net gain (loss) on investments
      (both realized and unrealized)                             0.37              (1.63)         (0.86)
                                                   ------------------          ---------      ---------
      Total from investment operations                           0.37              (1.65)         (0.83)
                                                   ------------------          ---------      ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              -                  -          (0.03)
  Distributions from net realized gains                             -              (0.35)         (2.08)
                                                   ------------------          ---------      ---------
      Total dividends and distributions                             -              (0.35)         (2.11)
                                                   ------------------          ---------      ---------
NET ASSET VALUE, END OF PERIOD                     $            10.92          $   10.55      $   12.55
                                                   ==================          =========      =========
      Total return(3)                                            3.51%            (13.71)%        (5.63)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $           22,243          $  25,501      $  36,686
      Ratio of expenses to average net assets                    1.83%(4),(5)       1.76%(4)       1.63%(4)
      Ratio of net investment income (loss) to
        average net assets                                      (0.06)(5)          (0.14)%         0.22%
  Portfolio turnover rate                                          32%                30%            38%


                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------
                                                     2000           1999           1998
                                                   ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period             $   18.92      $   16.96      $   18.55
                                                   ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                          0.01           0.03           0.10
  Net gain (loss) on investments
      (both realized and unrealized)                    0.73           2.49           1.35
                                                   ---------      ---------      ---------
      Total from investment operations                  0.74           2.52           1.45
                                                   ---------      ---------      ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.03)         (0.03)         (0.09)
  Distributions from net realized gains                (4.14)         (0.53)         (2.95)
                                                   ---------      ---------      ---------
      Total dividends and distributions                (4.17)         (0.56)         (3.04)
                                                   ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                     $   15.49      $   18.92      $   16.96
                                                   =========      =========      =========
      Total return(3)                                   5.47%         15.20%          8.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $  42,558      $  71,572      $  96,397
      Ratio of expenses to average net assets           1.66%(4)       1.64%(4)       1.55%
      Ratio of net investment income (loss) to
        average net assets                              0.17%          0.15%          0.47%
  Portfolio turnover rate                                 49%            78%            78%

----------
(1) Per share information is calculated using the average share outstanding method.
(2) This represents less than $0.01 per share.
(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. These arrangements had no effect on the Advisor Class shares' expense ratio for the other periods presented. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.63%, 1.64% and 1.63% for the years ended October 31, 2001, 2000 and 1999, respectively. For the six months ended April 30, 2003 and for the year ended October 31, 2002, there were no transfer agent credits.
(5) Annualized.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX MONTHS
                                                         ENDED            FOR THE PERIOD
                                                     APRIL 30, 2003            ENDED
                                                      (UNAUDITED)       OCTOBER 31, 2002(1)
                                                   ------------------   -------------------
PER SHARE DATA
  Net asset value, beginning of period             $            10.55   $             13.36
                                                   ------------------   -------------------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                0.01                 (0.01)
  Net gain (loss) on investments
      (both realized and unrealized)                             0.38                 (2.42)
                                                   ------------------   -------------------
      Total from investment operations                           0.39                 (2.43)
                                                   ------------------   -------------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              -                 (0.03)
  Distributions from net realized gains                             -                 (0.35)
  Return of capital                                                 -                 (0.00)(3)
                                                   ------------------   -------------------
      Total dividends and distributions                             -                 (0.38)
                                                   ------------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $            10.94   $             10.55
                                                   ==================   ===================
      Total return(4)                                            3.70%               (18.76)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)         $              383   $               404
      Ratio of expenses to average net
        assets(5),(6)                                            1.58%                 1.63%
      Ratio of net investment income (loss) to
        average net assets(6)                                    0.18%                (0.10)%
  Portfolio turnover rate                                          32%                   30%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average share outstanding method.
(3) Total is less than $0.01 per share.
(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class A shares' expense ratio.
(6) Annualized.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX MONTHS
                                                      ENDED            FOR THE PERIOD
                                                  APRIL 30, 2003            ENDED
                                                   (UNAUDITED)       OCTOBER 31, 2002(1)
                                                ------------------   -------------------
PER SHARE DATA
  Net asset value, beginning of period          $            10.51   $             13.36
                                                ------------------   -------------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                     (0.03)                (0.08)
  Net gain (loss) on investments
      (both realized and unrealized)                          0.37                 (2.42)
                                                ------------------   -------------------
      Total from investment operations                        0.34                 (2.50)
                                                ------------------   -------------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           -                 (0.00)(3)
  Distributions from net realized gains                          -                 (0.35)
                                                ------------------   -------------------
      Total dividends and distributions                          -                 (0.35)
                                                ------------------   -------------------

NET ASSET VALUE, END OF PERIOD                  $            10.85   $             10.51
                                                ==================   ===================
      Total return(4)                                         3.24%               (19.23)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $               67   $                88
      Ratio of expenses to average net
        assets(5),(6)                                         2.33%                 2.33%
      Ratio of net investment loss to average
        net assets(6)                                        (0.57)%               (0.71)%
  Portfolio turnover rate                                       32%                   30%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average share outstanding method.
(3) Total is less than $0.01 per share.
(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class B shares' expense ratio.
(6) Annualized.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE SIX MONTHS
                                                                     ENDED            FOR THE PERIOD
                                                                 APRIL 30, 2003            ENDED
                                                                  (UNAUDITED)       OCTOBER 31, 2002(1)
                                                               ------------------   -------------------
PER SHARE DATA
   Net asset value, beginning of period                        $            10.50   $             13.36
                                                               ------------------   -------------------
INVESTMENT OPERATIONS
   Net investment loss(2)                                                   (0.03)                (0.08)
   Net gain (loss) on investments
       (both realized and unrealized)                                        0.38                 (2.43)
                                                               ------------------   -------------------
       Total from investment operations                                      0.35                 (2.51)
                                                               ------------------   -------------------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                         -                 (0.00)(3)
   Distributions from net realized gains                                        -                 (0.35)
                                                               ------------------   -------------------
       Total dividends and distributions                                        -                 (0.35)
                                                               ------------------   -------------------

NET ASSET VALUE, END OF PERIOD                                 $            10.85   $             10.50
                                                               ==================   ===================
       Total return(4)                                                       3.33%               (19.31)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                    $              149   $               142
       Ratio of expenses to average net assets(5),(6)                        2.33%                 2.30%
       Ratio of net investment loss to average net assets(6)                (0.56)%               (0.71)%
   Portfolio turnover rate                                                     32%                   30%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.
(2) Per share information is calculated using the average share outstanding method.
(3) Total is less than $0.01 per share.
(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Class C shares' expense ratio.
(6) Annualized.

CREDIT SUISSE STRATEGIC VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Strategic Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks total returns. The Fund was incorporated under the laws of the State of Maryland on February 29, 1988.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of the Fund are not subject to distribution fees. Advisor Class shares bear expenses pursuant to a shareholder servicing and distribution plan adopted by the Fund at an annual rate not to exceed 0.75% of the average daily net assets of the Fund's Advisor Class shares. Advisor Class shares currently bear expenses of 0.50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM - advised funds or the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Funds will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Funds shall be reduced to such lower fee amount.

   H) OTHER -- The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned were $709,902.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI is entitled to receive a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $94,653.

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/porfolio.

            AVERAGE DAILY NET ASSETS                      ANNUAL RATE
            ------------------------                      -----------
            First $5 billion                  .050% of average daily net assets
            Next $5 billion                   .035% of average daily net assets
            Over $10 billion                  .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $59,317.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor Class the shareholder servicing and distribution fee is calculated at an annual rate of 0.50% of average daily net assets of the Advisor Class shares. For the Class A shares, the fee is calculated at the annual rate of 0.25% of average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of the Class B and Class C shares. For the six months ended April 30, 2003, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                            SHAREHOLDER SERVICING/
   CLASS                                        DISTRIBUTION FEE
   -------------------                      ----------------------
   Advisor Class                                 $  57,782
   Class A                                             480
   Class B                                             383
   Class C                                             704
                                                 ---------
                                                 $  59,349
                                                 =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $122,116, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that it retained $22 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $5,974 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $57,913,010 and $74,468,752, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:
$179,764,986, $20,500,521, $(10,298,826) and $10,201,695, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, and one billion each are classified as Class A, Class B and Class C shares. Transactions in capital shares for each class were as follows:

                                                                                       COMMON CLASS
                                                               -----------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                               APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                                               ----------------------------    ---------------------------
                                                                 SHARES          VALUE           SHARES          VALUE
                                                               -----------   --------------    ----------   --------------
Shares sold                                                        677,166   $    7,115,020     2,197,385   $   27,640,532
Shares issued in reinvestment of dividends and
   distributions                                                    18,189          188,893       515,385        6,786,899
Shares redeemed                                                 (2,012,980)     (21,177,767)   (3,600,864)     (44,820,752)
                                                               -----------   --------------    ----------   --------------
Net decrease                                                    (1,317,625)  $  (13,873,854)     (888,094)  $  (10,393,321)
                                                               ===========   ==============    ==========   ==============

                                                                                       ADVISOR CLASS
                                                               -----------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                               APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                                               ----------------------------    ---------------------------
                                                                 SHARES          VALUE           SHARES          VALUE
                                                               -----------   --------------    ----------   --------------
Shares sold                                                      119,140     $    1,255,749     354,262     $    4,443,977
Shares issued in reinvestment of dividends and
   distributions                                                      --                 --      77,486          1,030,565
Shares redeemed                                                 (499,642)        (5,238,332)   (937,589)       (11,126,396)
                                                               ---------     --------------   ---------     --------------
Net decrease                                                    (380,502)    $   (3,982,583)   (505,841)    $   (5,651,854)
                                                               =========     ==============   =========     ==============

                                                                                       CLASS A
                                                               -----------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                               APRIL 30, 2003 (UNAUDITED)          OCTOBER 31, 2002(1)
                                                               ----------------------------    ---------------------------
                                                                 SHARES          VALUE          SHARES           VALUE
                                                               -----------   --------------    ---------    --------------
Shares sold                                                          276       $    2,828        38,285      $     440,384
Shares issued in reinvestment of distributions                        --               --            13                157
Shares redeemed                                                   (3,580)         (37,471)           --                 --
                                                                --------      -----------       -------      -------------
Net increase (decrease)                                           (3,304)      $  (34,643)       38,298      $     440,541
                                                                ========      ===========       =======      =============
                                                                                          CLASS B
                                                               -----------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                               APRIL 30, 2003 (UNAUDITED)          OCTOBER 31, 2002(1)
                                                               ----------------------------    ---------------------------
                                                                 SHARES          VALUE          SHARES           VALUE
                                                               -----------   --------------    --------      -------------
Shares sold                                                          480       $     5,164       8,602       $     102,640
Shares redeemed                                                   (2,716)          (27,319)       (192)             (2,539)
                                                                --------       -----------     -------       -------------
Net increase (decrease)                                           (2,236)      $   (22,155)      8,410       $     100,101
                                                                ========       ===========     =======       =============

                                                                                          CLASS C
                                                               -----------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                               APRIL 30, 2003 (UNAUDITED)          OCTOBER 31, 2002(1)
                                                               ----------------------------    ---------------------------
                                                                 SHARES          VALUE          SHARES           VALUE
                                                               -----------   --------------    --------      -------------
Shares sold                                                       192        $   2,000          13,525       $     174,980
                                                                -----        ---------         -------       -------------
Net increase                                                      192        $   2,000          13,525       $     174,980
                                                                =====        =========         =======       =============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                  NUMBER OF              APPROXIMATE PERCENTAGE
     CLASS                       SHAREHOLDERS            OF OUTSTANDING SHARES
     -----                       -------------           ----------------------
     Common Class                     3                           49%
     Advisor Class                    1                           97%
     Class A                          7                           91%
     Class B                          6                           85%
     Class C                          3                           86%

Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. SUBSEQUENT EVENT

   On April 25, 2003, shareholders of Credit Suisse Strategic Value Fund ("Strategic Value"), approved a proposed reorganization (the "Reorganization") into Large Cap Value. The Reorganization was completed on June 6, 2003, and each shareholder of the Strategic Value became a shareholder of Large Cap Value and received on a tax-free basis shares of the Large Cap Value with the same aggregate net asset value as their shares of the respective Fund.

CREDIT SUISSE STRATEGIC VALUE FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Strategic Value Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to April 25, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals except Proposal 4 were approved.

1. To Approve an Agreement and Plan of Reorganization:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       9,094,611           50.85%             74.27%
Against                     546,225            3.06%              4.46%
Abstain                     342,556            1.92%              2.80%
Broker Non-votes          2,261,121           12.64%             18.47%

2. To Elect the Following Nominees as Directors:

                                        FOR        WITHHELD
                                     ----------    --------
Richard H. Francis                   11,560,942     683,570
Jack W. Fritz                        11,549,618     694,895
Joseph D. Gallagher                  11,550,087     694,426
Jeffrey E. Garten                    11,561,246     683,267
Peter F. Krogh                       11,566,557     677,955
James S. Pasman, Jr.                 11,556,727     687,785
Steven N. Rappaport                  11,552,198     692,315
William W. Priest                    11,569,151     675,361

Total Eligible Shares                17,884,329
Total Shares Voted                   12,244,513
% of Shares Voted                         68.47%

3-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,809,279           49.26%             71.95%
Against                     785,416            4.39%              6.41%
Abstain                     388,697            2.18%              3.17%
Broker Non-votes          2,261,121           12.64%             18.47%

3-B. To Modify the Fundamental Investment Restriction on Lending:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,846,324           49.46%            72.25%
Against                     747,166            4.18%             6.10%
Abstain                     389,902            2.18%             3.18%
Broker Non-votes          2,261,121           12.64%            18.47%

3-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,868,080         49.59%              72.42%
Against                     728,989          4.08%               5.95%
Abstain                     386,323          2.16%               3.16%
Broker Non-votes          2,261,121         12.64%              18.47%

3-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,803,935         49.23%              71.90%
Against                     785,030          4.39%               6.41%
Abstain                     394,427          2.21%               3.22%
Broker Non-votes          2,261,121         12.64%              18.47%

3-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,759,170         48.98%              71.54%
Against                     823,293          4.60%               6.72%
Abstain                     400,929          2.42%               3.27%
Broker Non-votes          2,261,121         12.64%              18.47%

3-F. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,811,907         49.27%              71.96%
Against                     778,784          4.36%               6.36%
Abstain                     392,700          2.20%               3.21%
Broker Non-votes          2,261,121         12.64%              18.47%

3-G. To Remove the Fundamental Investment Restriction on Acquiring More than 10% of Voting Securities of Any One Issuer:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,266,458         46.23%              67.51%
Against                   1,330,774          7.44%              10.87%
Abstain                     386,160          2.16%               3.15%
Broker Non-votes          2,261,121         12.64%              18.47%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                      % OF TOTAL SHARES      % OF TOTAL
                           SHARES         OUTSTANDING        SHARES VOTED
                          ---------   -----------------      ------------
For                       8,628,411         48.25%              70.47%
Against                     917,518          5.13%               7.49%
Abstain                     437,463          2.45%               3.57%
Broker Non-votes          2,261,121         12.64%              18.47%

CREDIT SUISSE STRATEGIC VALUE FUND
PRIVACY POLICY NOTICE

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:
- Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and
- Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

P.O. Box 55030, Boston, MA 02205-5030
800-222-8977 - www.csam-americas.com       [CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE ASSET MANAGEMENT SECURITIES INC., DISTRIBUTOR.

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Strategic Value Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title:   Chief Financial Officer
               Date:   July 2, 2003